Deferred income tax - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax
Deferred tax liabilities, Opening balance	¥ 18,632	¥ 31,461	¥ 38,221
Recognized in the profit or loss	7,973	(12,829)	(6,760)
Deferred tax liabilities, Closing balance	26,605	18,632	31,461
Intangible assets acquired through business combination
Deferred Income Tax
Deferred tax liabilities, Opening balance	5,196	9,861	20,080
Recognized in the profit or loss	(3,117)	(4,665)	(10,219)
Deferred tax liabilities, Closing balance	2,079	5,196	9,861
Others
Deferred Income Tax
Deferred tax liabilities, Opening balance	13,436	21,600	18,141
Recognized in the profit or loss	11,090	(8,164)	3,459
Deferred tax liabilities, Closing balance	¥ 24,526	¥ 13,436	¥ 21,600